CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 174,391,243	$ 75,150,998
Accounts receivable, net	3,000,000
Amounts due from related parties	4,506,670	132,396
Prepayments and other current assets	4,055,921	3,813,984
Total current assets	185,953,834	79,097,378
Property, equipment and software, net	3,487,617	2,067,125
Other non-current assets	69,275	3,098,234
TOTAL ASSETS	189,510,726	84,262,737
Current liabilities:
Accounts payable	3,321,615	1,809,975
Contract liabilities	5,500,000	725,536
Amounts due to related parties	10,466,061	2,535,358
Accruals and other current liabilities	4,379,243	6,059,497
Income tax payable	1,657,450
Short-term borrowings	3,121,226	3,831,476
Current portion of long-term borrowings	1,376,319	1,183,926
Total current liabilities	29,821,914	16,145,768
Long-term borrowings	2,991,829	2,965,563
Deferred tax liabilities	44,163
Other non-current liabilities	94,107	91,955
TOTAL LIABILITIES	32,952,013	19,203,286
Commitments and contingencies
Mezzanine equity:
Total mezzanine equity		154,449,407
Shareholders' equity (deficit):
Ordinary shares (par value of US$0.0001 per share; 640,000,000 shares authorized, and 16,603,070 shares issued and outstanding as of December 31, 2020; and 640,000,000 shares authorized, 54,595,667 shares issued and outstanding as of December 31, 2021)	5,627	1,889
Treasury shares, at cost (Nil and 94,074 shares as of December 31, 2020 and 2021, respectively)	(619,605)
Subscriptions receivable from shareholders		(7,172,192)
Additional paid-in capital	336,099,931	23,786,652
Accumulated other comprehensive income (loss)	(93,981)	(350,981)
Accumulated deficit	(178,833,259)	(105,655,324)
Total shareholders' equity (deficit)	156,558,713	(89,389,956)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' EQUITY (DEFICIT)	$ 189,510,726	84,262,737
Series A-1 convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity		5,473,957
Series A-2 convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity		3,000,000
Series B convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity		27,999,995
Series C-1 convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity		48,975,456
Series C-2 convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity		18,999,999
Series C-3 convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity		$ 50,000,000